      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2008

                                                              FILE NO. 333-07471

                                                                       811-07329

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 31                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 121                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 16, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on          ,  pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 31 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-6 (File No. 333-07471), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated May 16, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 31 does not supercede Post-Effective Amendment No. 30 filed on April 9, 2008.

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-109529       Stag Accumulator II
333-109530       Stag Protector II
333-110550       Hartford Quantum Life
333-127279       Hartford Quantum Life II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866        Stag Wall Street Variable Universal Life (Series II)
333-07471        Stag Accumulator II / Stag Variable Life Artisan
333-88787        Stag Protector II
333-110548       Hartford Quantum Life
333-127280       Hartford Quantum Life II

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261        Stag Variable Life Last Survivor II (Series II)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373        Stag Variable Life Last Survivor II (Series II)

       SUPPLEMENT DATED MAY 16, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

                SUPPLEMENT DATED MAY 16, 2008 TO YOUR PROSPECTUS

HARTFORD GLOBAL GROWTH HLS FUND:

    Effective August 22, 2008, the Hartford Global Growth HLS Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

    Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the Hartford Global Growth HLS
Fund:

                                            DISTRIBUTION                             ACQUIRED
                                               AND/OR                                  FUND
                         MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:            FEE                 FEES*              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------
Hartford Global             0.690%                N/A                0.040%              N/A
 Growth HLS Fund --
 Class IA

                           TOTAL             CONTRACTUAL          NET TOTAL
                           ANNUAL            FEE WAIVER             ANNUAL
                         OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:          EXPENSES          REIMBURSEMENT          EXPENSES
-------------------  -----------------------------------------------------------
Hartford Global             0.730%                N/A                0.730%
 Growth HLS Fund --
 Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

    Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

Hartford Global Growth HLS Fund -- Class IA                 Growth of capital                    HL Investment Advisors, LLC
                                                                                                 Sub-advised by Wellington
                                                                                                 Management Company, LLP

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND:

    Effective August 22, 2008, the Hartford U.S. Government Securities HLS Fund is added and made available as an underlying investment option under your policy. The following changes are made to your prospectus:

    Under the table entitled, "Investment Management Fees and Other Expenses," the following expense information is added for the Hartford U.S. Government Securities HLS Fund:

                                            DISTRIBUTION                             ACQUIRED
                                               AND/OR                                  FUND
                         MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:            FEE                 FEES*              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------
Hartford U.S.               0.450%                N/A                0.020%              N/A
 Government
 Securities HLS
 Fund --Class IA

                           TOTAL             CONTRACTUAL          NET TOTAL
                           ANNUAL            FEE WAIVER             ANNUAL
                         OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:          EXPENSES          REIMBURSEMENT          EXPENSES
-------------------  -----------------------------------------------------------
Hartford U.S.               0.470%                N/A                0.470%
 Government
 Securities HLS
 Fund --Class IA

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

    Under the section entitled, "The Funds," in your prospectus, the following information is added to the table:

Hartford U.S. Government Securities HLS Fund -- Class IA    Maximize total return with a high    HL Investment Advisors, LLC
                                                            level of current income consistent   Sub-advised by Hartford Investment
                                                            with prudent investment risk         Management Company

AIM V.I. CORE EQUITY FUND -- SERIES I

    Effective May 16, 2008, the AIM V.I. Core Equity Fund will re-open as an underlying investment option under your policy.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6682

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)           Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)           Not Applicable.
(c)           Principal Underwriting Agreement.(2)
(d)           Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)           Form of Application for Flexible Premium Variable Life Insurance
              Policies.(3)
(e)    (1)    Supplemental Form of Application for Flexible Premium Variable
              Life Insurance Policies.(7)
(f)           Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)
(g)           Contracts of Reinsurance.(5)
(h)           Form of Participation Agreement.(6)
(i)           Not Applicable.
(j)           Not Applicable.
(k)           Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice
              President and Assistant General Counsel.
(l)           Actuarial Opinion.(8)
(m)           Calculations.(8)
(n)           Consent of Deloitte & Touche, LLP.
(o)           No financial statement will be omitted.
(p)           Not Applicable.
(q)           Memorandum describing transfer and redemption procedures.(8)
(r)           Copy of Power of Attorney.

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(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Timothy M. Fitch                    Senior Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President
Thomas P. Kalmbach                  Vice President, Actuary
John F. Keenan                      Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
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Diana Benken                   Chief Financial Officer, Controller/FINOP
Brian Murphy                   Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox              AML Compliance Officer, Chief Legal Officer
Neil S. Chaffee                Vice President/HLPP
James Davey                    Senior Vice President/RPG Business Line Principal, Director
John C. Walters                Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 16th day of May, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-In-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
 Chief Financial Officer, Director*
John C. Walters, President, Chief Executive Officer
  and Chairman of the Board, Director*                             *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Director*                                            Jerry K. Scheinfeldt
David M. Znamierowski, Executive Vice President                           Attorney-In-Fact
  & Chief Investment Officer, Director*                            Date:  May 16, 2008

333-07471

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche, LLP.
      1.3  Copy of Power of Attorney.